UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-21208

                       Oppenheimer Multi Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  April 30

Date of reporting period:  November 26, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  April 30, 2003


                                                                 Market Value
                                              Shares                See Note 1
--------------------------------------------------------------------------------
 Common Stocks--95.2%
--------------------------------------------------------------------------------
 Consumer Discretionary--21.1%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.0%
 McDonald's Corp.                              2,000              $     34,200
--------------------------------------------------------------------------------
 Media--13.8%
 AMC Entertainment, Inc. 1                     3,800                    36,404
--------------------------------------------------------------------------------
 EchoStar Communications
 Corp., Cl. A 1                                4,700                   140,812
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H 1                 6,700                    79,060
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                 16,600                   182,600
--------------------------------------------------------------------------------
 Regal Entertainment Group                     1,700                    33,320
                                                                  --------------
                                                                       472,196

--------------------------------------------------------------------------------
 Specialty Retail--3.6%
 Casual Male Retail Group, Inc. 1             20,000                    88,600
--------------------------------------------------------------------------------
 OfficeMax, Inc. 1                             6,300                    35,595
                                                                  --------------
                                                                       124,195

--------------------------------------------------------------------------------
 Textiles & Apparel--2.7%
 Nike, Inc., Cl. B                             1,700                    91,001
--------------------------------------------------------------------------------
 Consumer Staples--3.3%
--------------------------------------------------------------------------------
 Food Products--2.6%
 Bunge Ltd.                                    3,100                    86,831
--------------------------------------------------------------------------------
 Tobacco--0.7%
 Altria Group, Inc.                              800                    24,608
--------------------------------------------------------------------------------
 Energy--8.3%
--------------------------------------------------------------------------------
 Oil & Gas--8.3%
 BP plc, ADR                                   4,200                   161,868
--------------------------------------------------------------------------------
 EOG Resources, Inc.                           2,400                    89,712
--------------------------------------------------------------------------------
 Frontier Oil Corp.                            1,800                    30,456
                                                                  --------------
                                                                       282,036

--------------------------------------------------------------------------------
 Financials--21.5%
--------------------------------------------------------------------------------
 Banks--9.4%
 Bank of New York Co., Inc. (The)              3,000                    79,350
--------------------------------------------------------------------------------
 Commerce Bancshares, Inc.                       900                    34,065
--------------------------------------------------------------------------------
 Wachovia Corp.                                2,800                   106,988
--------------------------------------------------------------------------------
 Wells Fargo Co.                               2,100                   101,346
                                                                  --------------
                                                                       321,749

--------------------------------------------------------------------------------
 Diversified Financials--4.2%
 Citigroup, Inc.                               2,800                   109,900
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                       800                    32,840
                                                                  --------------
                                                                       142,740

--------------------------------------------------------------------------------
 Insurance--6.0%
 American International Group, Inc.              500                    28,975
--------------------------------------------------------------------------------
 Chubb Corp.                                   2,000                   105,780
--------------------------------------------------------------------------------
 IPC Holdings Ltd.                             2,000                    68,700
                                                                  --------------
                                                                       203,455

                                                                  Market Value
                                              Shares                See Note 1
 Real Estate--1.9%
 IStar Financial, Inc.                         2,200              $     65,846
--------------------------------------------------------------------------------
 Health Care--4.5%
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.0%
 Guidant Corp. 1                                 900                    35,091
--------------------------------------------------------------------------------
 Health Care Providers & Services--3.5%
 Aetna, Inc.                                   2,400                   119,520
--------------------------------------------------------------------------------
 Industrials--18.4%
--------------------------------------------------------------------------------
 Aerospace & Defense--11.6%
 Boeing Co.                                    3,400                    92,752
--------------------------------------------------------------------------------
 DRS Technologies, Inc. 1                      3,100                    86,831
--------------------------------------------------------------------------------
 Northrop Grumman Corp.                        1,400                   123,130
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                     17,000                    94,860
                                                                  --------------
                                                                       397,573

--------------------------------------------------------------------------------
 Commercial Services & Supplies--3.2%
 Cendant Corp. 1                               5,000                    71,400
--------------------------------------------------------------------------------
 Danka Business Systems plc,
 Sponsored ADR 1                               9,300                    36,177
                                                                  --------------
                                                                       107,577

--------------------------------------------------------------------------------
 Road & Rail--3.6%
 CNF Transportation, Inc.                      4,100                   124,394
--------------------------------------------------------------------------------
 Information Technology--7.8%
--------------------------------------------------------------------------------
 Computers & Peripherals--1.7%
 Hewlett-Packard Co.                           3,500                    57,050
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.4%
 Flextronics International Ltd. 1             11,000                    96,250
--------------------------------------------------------------------------------
 Thermo Electron Corp. 1                       2,900                    52,693
                                                                  --------------
                                                                       148,943

--------------------------------------------------------------------------------
 Internet Software & Services--0.8%
 S1 Corp. 1                                    6,300                    27,720
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--0.9%
 Brooks Automation, Inc. 1                     3,800                    32,186
--------------------------------------------------------------------------------
 Materials--2.6%
--------------------------------------------------------------------------------
 Containers & Packaging--2.6%
 Smurfit-Stone Container Corp. 1               6,400                    90,048
--------------------------------------------------------------------------------
 Telecommunication Services--3.0%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Verizon Communications, Inc.                  1,800                    67,284
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 Vodafone Group plc, Sponsored ADR             1,700                    33,592
--------------------------------------------------------------------------------
 Utilities--4.7%
--------------------------------------------------------------------------------
 Electric Utilities--0.9%
 Pepco Holdings, Inc.                            700                    12,026
--------------------------------------------------------------------------------
 Reliant Resources, Inc. 1                     3,200                    17,984
                                                                  --------------
                                                                        30,010


                      4 | OPPENHEIMER MULTI CAP VALUE FUND

                                                                 Market Value
                                               Shares              See Note 1
--------------------------------------------------------------------------------
 Multi-Utilities--3.8%
 Equitable Resources, Inc.                     3,400           $       130,628
                                                               -----------------
 Total Common Stocks (Cost $3,028,567)                               3,250,473

                                             Principal
                                               Amount
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--5.1%
--------------------------------------------------------------------------------

 Undivided interest of 0.05% in joint
 repurchase agreement (Principal Amount/
 Market Value $332,883,000, with a maturity
 value of $332,894,651) with Banc One Capital
 Markets, Inc., 1.26%, dated 4/30/03, to
 be repurchased at $172,006 on 5/1/03,
 collateralized by U.S. Treasury Nts.,
 4.875%--5.875%, 11/15/04--2/15/12,
 with a value of $327,261,153 and
 U.S. Treasury Bonds, 2.125%, 8/31/04,
 with a value of $12,489,849
 (Cost $172,000)                           $   172,000                 172,000

--------------------------------------------------------------------------------
 Total Investments,
 at Value (Cost $3,200,567)                      100.3%              3,422,473
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets            (0.3)                (11,129)
                                           -------------------------------------
 Net Assets                                      100.0%        $     3,411,344
                                           =====================================




Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

                      5 | OPPENHEIMER MULTI CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2003


----------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $3,200,567)--see accompanying statement        $ 3,422,473
----------------------------------------------------------------------------------------
 Cash                                                                               593
----------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                53,132
 Interest and dividends                                                           1,983
 Other                                                                                5
                                                                            ------------
 Total assets                                                                 3,478,186

----------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                           53,836
 Professional fees                                                               11,621
 Trustees' compensation                                                             277
 Transfer and shareholder servicing agent fees                                       12
 Other                                                                            1,096
                                                                            ------------
 Total liabilities                                                               66,842


----------------------------------------------------------------------------------------
 Net Assets                                                                  $3,411,344
                                                                            ============


----------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                  $      336
----------------------------------------------------------------------------------------
 Additional paid-in capital                                                   3,332,885
----------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                      (143,783)
----------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                     221,906
----------------------------------------------------------------------------------------
 Net Assets                                                                  $3,411,344
                                                                            ============



----------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,411,344 and 335,568 shares of beneficial interest outstanding)               $10.17
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                              $10.79

 See accompanying Notes to Financial Statements.




                      6 | OPPENHEIMER MULTI CAP VALUE FUND

 STATEMENT OF OPERATIONS  For the Period Ended April 30, 2003 1


------------------------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $193)                                 $  18,705
------------------------------------------------------------------------------------------------
 Interest                                                                                 1,398
                                                                                      ----------
 Total investment income                                                                 20,103

------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                          9,836
------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Class A                                              3,279
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                                      52
------------------------------------------------------------------------------------------------
 Professional fees                                                                       11,621
------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                   6,062
------------------------------------------------------------------------------------------------
 Shareholder reports                                                                      2,005
------------------------------------------------------------------------------------------------
 Registration and filing fees                                                               717
------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                391
------------------------------------------------------------------------------------------------
 Other                                                                                    1,029
                                                                                      ----------
 Total expenses                                                                          34,992
 Less reduction to custodian expenses                                                      (170)
 Less voluntary waiver of distribution and service plan fees--Class A                    (3,279)
                                                                                      ----------
 Net expenses                                                                            31,543


------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                    (11,440)


------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments                                                      (143,783)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                   221,906
                                                                                      ----------
 Net realized and unrealized gain                                                        78,123


------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                   $66,683
                                                                                      ==========

1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.

See accompanying Notes to Financial Statements.


                      7 | OPPENHEIMER MULTI CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


 Period Ended April 30,                                                                          2003 1
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                                      $     (11,440)
----------------------------------------------------------------------------------------------------------
 Net realized loss                                                                             (143,783)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                          221,906
                                                                                            --------------
 Net increase in net assets resulting from operations                                            66,683

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions--Class A          3,244,661

----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                               3,311,344
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                                            100,000 2
                                                                                            --------------
 End of period                                                                               $3,411,344
                                                                                            ==============


1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.
2. Reflects the value of the Manager's initial seed money investment on November 8, 2002.


See accompanying Notes to Financial Statements.


                      8 | OPPENHEIMER MULTI CAP VALUE FUND

FINANCIAL HIGHLIGHTS

 Class A     Period Ended April 30                                 2003 1
---------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                       $ 10.00
---------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (.03)
 Net realized and unrealized gain                               .20
                                                            ---------
 Total from investment operations                               .17
---------------------------------------------------------------------
 Net asset value, end of period                              $10.17
                                                            =========

---------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            1.70%


---------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $3,411
---------------------------------------------------------------------
 Average net assets (in thousands)                           $3,151
---------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                          (0.85)%
 Expenses, gross                                               2.60%
 Expenses, net                                                 2.35% 4,5
---------------------------------------------------------------------
 Portfolio turnover rate                                         66%



1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Net of reduction to custodian expenses of 0.01%.
5. Net of waiver of distribution and
service plan fees.

See accompanying Notes to Financial Statements.

                      9 | OPPENHEIMER MULTI CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multi Cap Value Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation over the long-term. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of April 30, 2003, 310,000 shares of Class A were owned by the Manager.
    The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets and liabilities are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing bid and asked prices, and if not, at the current day's closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income tax provision is required, however, during the period ended April 30, 2003, the Fund paid federal excise taxes of $161.
    As of April 30, 2003, the Fund had approximately $144,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended April 30, 2003, amounts have been reclassified to reflect a decrease in paid-in capital of $11,440. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
    No distributions were paid during the period ended April 30, 2003.


                     10 | OPPENHEIMER MULTI CAP VALUE FUND

 As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net realized loss          $(143,783)
                 Net unrealized appreciation              221,906
                                                        ----------
                 Total                                  $  78,123
                                                        ==========

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Period Ended April 30, 2003 1,2
                                      Shares            Amount
----------------------------------------------------------------
 Class A
 Sold                                325,568       $ 3,244,661
                                    --------------------------
 Net increase                        325,568        $3,244,661
                                    ==========================


 1. For the period from November 26, 2002 (commencement of operations) to April 30, 2003.
 2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on November 8, 2002.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2003, were $5,195,468 and $2,023,118, respectively.

 As of April 30, 2003, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $3,200,567 was composed of:

   Gross unrealized appreciation                $ 285,028
   Gross unrealized depreciation                  (63,122)
                                                ---------
   Net unrealized appreciation                  $ 221,906
                                                =========

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses or the tax realization of unrealized gain or loss.


                     11 | OPPENHEIMER MULTI CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Offering and Organizational Costs. The Manager assumed all offering and organizational costs associated with the registration and seeding of the Fund.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.
--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the period ended April 30, 2003, payments under the Class A plan totaled $3,279 prior to the voluntary waiver of all such current period fees by the Distributor. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2003.

                     12 | OPPENHEIMER MULTI CAP VALUE FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 To the Shareholders and Board of Trustees of Oppenheimer Multi Cap Value Fund We have audited the accompanying statement of assets and liabilities of Oppenheimer Multi Cap Value Fund (the "Fund"), including the statement of investments, as of April 30, 2003, and the related statements of operations and changes in net assets and the financial highlights for the period from November 26, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multi Cap Value Fund at April 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period from November 26, 2002 to April 30, 2003, in conformity with accounting principles generally accepted in the United States.





                                                          /s/ Ernst & Young LLP

 New York, New York
 June 6, 2003


                     13 | OPPENHEIMER MULTI CAP VALUE FUND

TRUSTEES AND OFFICERS Unaudited


Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age  Number of Portfolios in Fund Complex Currently Overseen by Trustee
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT                   The address of each Trustee and Interested Trustee in the charts below is 6803 S. Tucson Way,
TRUSTEES                      Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Ronald J. Abdow,              President (since 1959) of Abdow Corporation (operator of restaurants); Trustee of
Trustee (since 2002)          the following  real estate businesses (owners and operators of restaurants):
Age: 71                       G&R Realty Co. Trust (since 1978), G&R Trust (since 1973), Abdow Partnership (since 1975),
                              Auburn Associates (since 1983); Hazard Associates (since 1985); Chairman (since 1996) of Western
                              Mass Development Corp. (non-profit development); Chairman of American International College
                              (non-profit college); Trustee (since 1993) of MML Series Investment Fund and Trustee (since 1994)
                              of MassMutual Institutional Funds (MMIF) (open-end investment companies). Oversees 9 port- folios in the OppenheimerFunds complex.

Joseph M. Wikler,             Self-employed as an investment consultant; a director (since 1996) of Lakes Environmental
Trustee (since 2002)          Association, and Medintec (since 1992) and Cathco (since 1995) (medical device companies); and a
Age: 62                       member of the investment committee of the Associated Jewish Charities of Baltimore (since 1994);
                              formerly a director of Fortis/Hartford mutual funds (1994 - December 2001). Oversees 7 portfolios in the OppenheimerFunds complex.

Peter I. Wold,                President of Wold Properties, Inc. (an oil and gas exploration and production company); Vice
Trustee (since 2002)          President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production);
Age: 55                       Vice President of Wold Talc Company, Inc. (talc mining); Managing Member, Hole-in-the-Wall Ranch
                              (cattle ranching); formerly Director and Chairman of the Board, Denver Branch of the Federal
                              Reserve Bank of Kansas City (1993-1999) and Director of PacifiCorp. (1995 - 1999), an electric utility. Oversees 7 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Eustis Walcott,               Principal with Ardsley Associates (since 2000) (consulting firm); formerly Senior Vice
Trustee (since 2002)          President, MassMutual Financial Group (May 1990 - July 2000). Trustee (since 2000) of Cornerstone
Age: 65                       Real Estate Advisors and MML Investors Services, Trustee of OFI Trust Company (since 2001) and of the
                              American International College (since 1995). Oversees 7 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE            The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr.
AND OFFICER                    Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,               Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President, Trustee and        2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and a
Chairman of the Board,        director (since July 2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company)
Trustee (since 2002)          and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a
Age: 53                       director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager);
                              Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                              Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                              (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the
                              Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional
                              Asset Management, Inc. and Centennial Asset Management Corporation (since November 2001),
                              HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                              President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; a director (since November 2001) of Trinity Investment Management Corp. and
                              Tremont Advisers, Inc. (Investment advisory affiliates of the Manager); Executive Vice President
                              (since February 1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                              2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML Series
                              Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director
                              (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and
                              director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                              1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly- owned subsidiary of
                              Emerald Isle Bancorp). Oversees 74 portfolios in the OppenheimerFunds complex.

                      15 | OPPENHEIMER MULTI CAP VALUE FUND

TRUSTEES AND OFFICERS Unaudited / Continued


----------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as follows: for Messrs. Leavy and Zack, 498
                                 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO
                                 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.



Christopher Leavy,               Senior Vice President (since September 2000) of the Manager; an officer of 6 portfolios in the
Vice President (since 2002)      OppenheimerFunds complex; prior to joining the Manager in September 2000, he was a portfolio
Age: 32                          manager of Morgan Stanley Dean Witter Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset Management (from 1995).

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer, Principal Financial   1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
and Accounting Officer           Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
(since 2002)                     Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Age: 43                          Ltd. and Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management,
                                 November 2000);
                                 Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust
                                 Inc. (since company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                 Principal and Chief Operating Officer (March 1995-March 1999) of Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the
Secretary (since 2002)           Manager; General Counsel and a director (since November 2001) of OppenheimerFunds
Age: 54                          Distributor, Inc.; Senior Vice President and General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation; Vice President and a director (since November 2000)
                                 of Oppenheimer Partnership Holdings, Inc.; Senior Vice President, General Counsel and a
                                 director (since November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                 Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                 Management, Inc.; General Counsel (since November 2001) of Centennial Asset Management
                                 Corporation; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.;
                                 Assistant Secretary and a director (since November 2001) of OppenheimerFunds International
                                 Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy Program; Secretary
                                 (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                 (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                 Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds
                                 International Ltd. And Oppenheimer Millennium Funds plc (October 1997-November 2001). An
                                 officer of 90 portfolios in
                                 the OppenheimerFunds complex.







The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

                      16 | OPPENHEIMER MULTI CAP VALUE FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)